Equity (Details) - USD ($)							1 Months Ended	9 Months Ended		12 Months Ended
		Nov. 08, 2022	Nov. 01, 2022	Jun. 21, 2022	Mar. 07, 2022	Mar. 07, 2022	Aug. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Equity (Details) [Line Items]
Reverse split, description						200:1
Share issued								365,091	73,517	0
Share issued value (in Dollars)								$ 492,434
Increased warrants shares		400,000		400,000
Issued warrants shares		2,100,000
Unvested warrants issued			2,100,000
Common Stock [Member]
Equity (Details) [Line Items]
Share issued								53,206,652
Number of common stock cancelled									(241,303)
Number of common stock shares								36,500
Common stock issued as collateral	[1]										250,000
Fractional Shares [Member]
Equity (Details) [Line Items]
Cancellation of common stock									241,303
Warrants [Member]
Equity (Details) [Line Items]
Increased warrants shares (in Dollars per share)		$ 0.01	$ 0.1				$ 0.01
Maximum [Member]
Equity (Details) [Line Items]
Increased warrants shares (in Dollars per share)		0.5
Minimum [Member]
Equity (Details) [Line Items]
Increased warrants shares (in Dollars per share)		$ 0.01
Equity [Member]
Equity (Details) [Line Items]
Reverse split, description					All share amounts have been adjusted to reflect a 1:200 reverse split effective March 7, 2022.	All share amounts have been adjusted to reflect a 1:200 reverse stock split of the authorized and outstanding shares of common stock that was effective March 7, 2022.
200:1 Reverse Split [Member]
Equity (Details) [Line Items]
Cancellation of common stock										241,303
Preferred Series F Stock [Member]
Equity (Details) [Line Items]
Share issued										11,414
Preferred Series E Stock [Member]
Equity (Details) [Line Items]
Number of common stock cancelled										500,000
Preferred Series G Stock [Member]
Equity (Details) [Line Items]
Share issued										51
Preferred Stock Series F [Member]
Equity (Details) [Line Items]
Share issued								23,540,539	11,414
Preferred Series E Stock [Member]
Equity (Details) [Line Items]
Cancellation of common stock									500,000
Structured Loan [Member]
Equity (Details) [Line Items]
Share issued										1,812,500
Purchase Agreement [Member]
Equity (Details) [Line Items]
Share issued										500,000
Equity Purchase Agreement [Member]
Equity (Details) [Line Items]
Share issued										1,125,000
Shares of common stock for services [Member]
Equity (Details) [Line Items]
Share issued										73,517
Investor [Member]
Equity (Details) [Line Items]
Share issued				600,000			1,000,000			600,000
Professional Consulting Services [Member]
Equity (Details) [Line Items]
Share issued								3,070,922			529,000
Share issued value (in Dollars)								$ 238,128			$ 2,778,550
Common Stock Debt Reduction [Member]
Equity (Details) [Line Items]
Share issued											6,914,064
Share issued value (in Dollars)											$ 13,031,235
Warrant holders [Member]
Equity (Details) [Line Items]
Share issued											1,248,961
Commitment Shares Under Equity Purchase Agreement [Member]
Equity (Details) [Line Items]
Share issued											3,279,693
Share issued value (in Dollars)											$ 13,601,329
Commitment Shares Under Equity Purchase Agreement [Member] | Common Stock [Member]
Equity (Details) [Line Items]
Share issued									312,500
Share issued value (in Dollars)									$ 356,250
Line of Credit [Member]
Equity (Details) [Line Items]
Common stock issued as collateral											250,000
Common stock issued as collateral								5,000,000
Classroom Technology Solutions, Inc. [Member]
Equity (Details) [Line Items]
Share issued											50,000
Share issued value (in Dollars)											$ 151,000
Equity Purchase Agreement [Member]
Equity (Details) [Line Items]
Share issued											0.5
Share issued value (in Dollars)										$ 600,000
Proceeds Under the Equity Purchase Agreement [Member]
Equity (Details) [Line Items]
Share issued								9,429,130	1,625,000
Share issued value (in Dollars)								$ 166,435	$ 2,643,500
Commitment Fees Under Notes Payable [Member]
Equity (Details) [Line Items]
Share issued								2,800,000
Charitable Donation [Member]
Equity (Details) [Line Items]
Share issued								350,000
Share issued value (in Dollars)								$ 52,500

[1]	All share amounts, including those in the accompanying notes, have been adjusted to reflect a 1:200 reverse split effective March 7, 2022.